Income Taxes - Analysis of charge(credit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income tax expense/(benefit)	$ (194)	$ (175)	$ (613)	$ (599)	$ (772)	$ (178)	$ (1,557)
Total income taxes for the year	$ (194)	$ (175)	$ (613)	$ (599)	(772)	(178)	(1,557)
Operating tax loss carry-forwards					$ 13,600	$ 9,500	$ 3,800